Document and Entity Information	Sep. 17, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001888012
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 17, 2025
Entity Registrant Name	HILLEVAX, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41365
Entity Tax Identification Number	85-0545060
Entity Address, Address Line One	321 Harrison Avenue
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02118
City Area Code	(617)
Local Phone Number	213-5054
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	HLVX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false